Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net Cash Provided by (Used in) Operating Activities
NET LOSS	$ (9,105,729)	$ (11,510,166)
Adjustments to reconcile Net Loss to net cash used in operating activities:
Warrants issued for services rendered	2,302,044	759,378
Issuance of warrants and options for services –related party	297,248	2,653,243
Warrants issued for Directors' Fees	1,248,615	192,614
Stocks and warrants issued for financing costs	0	165,432
Amortization of debt issuance costs	0	1,187,817
Amortization of bond discount	0	374,608
Amortization of lease liability	620	0
Changes in assets and liabilities:
(Increase) in prepaid expenses	(6,672)	(666)
(Increase) in security deposits	(3,000)	0
Increase in accounts payable	187,199	950,002
Increase in deferred revenue - participation agreements	1,836,800	0
Increase in accrued liabilities	654,460	1,520,441
Net Cash Provided by (Used in) Operating Activities	(2,588,415)	(3,707,297)
Cash Flows from Investing Activities:
Net Cash Provided by (Used in) Investing Activities	0	0
Net Cash Provided by (Used in) Financing Activities
Proceeds from (payments of) loans payable, related parties	129,000	32,500
Proceeds of Loan Payable, other	121,700	0
Proceeds from sale of common stock warrants - participation agreements	898,200	0
Proceeds from exercise of common stock warrants	830,400	982,017
Proceeds from sales of common stock	400,866	2,650,000
Net Cash Provided by (Used in) Financing Activities	2,380,166	3,664,517
(Decrease) in Cash	(208,249)	(42,780)
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	346,111	388,891
Cash and Cash Equivalents, at Carrying Value, Ending Balance	137,862	346,111
Supplemental Cash Flow Information
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	0	0
Income Taxes Paid	$ 0	$ 0